CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 926,809,581	$ 662,606,063
Restricted cash	101,038,370	326,980,363
Short-term investments	6,111,129	5,595,625
Accounts receivable	96,119,056	97,911,510
Other receivables	335,840,652	287,300,176
Deposits for land use rights	78,152,921	26,375,391
Other deposits and prepayments	323,322,007	277,463,137
Advances to suppliers	45,869,706	44,357,799
Real estate properties development completed and under development	3,449,829,092	3,712,592,267
Amounts due from related parties	233,441,459	200,757,623
Amounts due from employees	529,055	2,350,852
Other current assets	3,847,106	772,303
Total current assets	5,600,910,134	5,645,063,109
Restricted cash, non-current	232,134,183	112,998,481
Real estate properties held for lease, net	483,108,207	515,868,908
Deposits for land use rights and properties	35,249,604	32,969,258
Property and equipment, net	42,759,911	43,004,379
Long-term investment	874,276,856	613,619,925
Deferred tax assets	272,534,085	260,153,439
Amounts due from related parties	14,933,562	82,687,026
Contract assets	28,708,229	23,093,235
Operating lease right-of-use assets	8,516,756	11,801,491
Other assets	76,192,049	80,405,182
TOTAL ASSETS	7,669,323,576	7,421,664,433
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$431,883 and US$233,398 as of December 31, 2019 and December 31, 2020, respectively)	1,237,030,178	1,166,659,841
Short-term bank loans and other debt	13,624,730	73,419,108
Customer deposits	952,939,384	1,106,098,647
Income tax payable	278,096,042	298,227,606
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$854,814 and US$3,580,159 as of December 31, 2019 and December 31, 2020, respectively)	595,476,441	323,163,994
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$772,009 and US$1,322,655 as of December 31, 2019 and December 31, 2020, respectively)	18,102,179	24,223,625
Current portion of long-term bank loans and other debt	1,393,587,995	1,418,955,459
Lease liability, current portion	6,984,003	11,283,724
Mandatorily redeemable non-controlling interests	8,980,497	8,857,212
Total current amounts due to related party	31,511,929	53,682,296
Total current liabilities	4,536,333,378	4,484,571,512
Long-term bank loans	589,017,919	686,064,696
Deferred tax liabilities	389,966,606	338,592,787
Unrecognized tax benefits	101,198,970	73,605,084
Other long-term debt	1,013,015,628	1,036,690,627
Lease liability	3,159,780	10,187,705
Amounts due to related parties	10,728,133
Total liabilities	6,643,420,414	6,629,712,411
Commitments and contingencies
Shareholders' equity
Authorized500,000,000 shares, issued and outstanding- 106,932,017 shares for 2020 (2019: 107,875,468 shares)	16,415	16,410
Additional paid-in capital	552,215,071	543,290,577
Statutory reserves	177,696,037	175,008,459
Retained earnings	34,500,890	135,873,163
Accumulated other comprehensive (loss)/income	17,105,124	(50,167,006)
Treasury shares	(116,061,577)	(113,719,964)
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	665,471,960	690,301,639
Non-controlling interest	360,431,202	101,650,383
Total equity	1,025,903,162	791,952,022
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 7,669,323,576	$ 7,421,664,433